              REPORT OF THE INVESTMENT ADVISOR TO SHAREHOLDERS OF
                           THE CVO GREATER CHINA FUND
                     FOR THE PERIOD ENDING OCTOBER 31, 1997

--------------------------------------------------------------------------------

The Asian markets began on a strong note in 1997 before experiencing a moderate decline at the end of the first quarter. A mid year recovery turned into a collapse following the wave of currency devaluations that started with the Thai baht on July 2. Despite strong economic fundamentals, the currency contagion of the South East Asian markets affected the Greater China equity markets (the People's Republic of China (PRC), Hong Kong, Singapore and Taiwan), which came under attack toward the end of the third quarter.

The Greater China equity markets suffered a particularly severe sell-off in the month of October, as the Hong Kong dollar came under speculative attack after the Taiwan government reversed its policy and permitted the Taiwan dollar to depreciate by almost 10%. However, unlike the South East Asian Central Banks which were unable to defend their currencies because of significant macroeconomic imbalances, the Hong Kong Monetary Authority (HKMA) has been successful to date in defending its currency by aggressively raising interest rates. However, the cost of higher interest rates necessary to defend the peg has been a steep fall in the property and stock markets.

The comparative returns of the CVO Greater China Fund are shown in the table and graph below.

                                        OCTOBER 97       YEAR-TO-DATE    SINCE INCEPTION
                                      9/30/97-10/31/97 12/31/96-10/31/97 11/19/96-10/31/97
 MSCI Pacific Free ex-Japan Index*        -21.50%          -31.85%           -32.49%
 .........................................................................................
 Greater China Composite Index**          -25.22%          -23.98%           -21.83%
 .........................................................................................
 Lipper China Region Median Fund+         -26.02%          -20.22%           -17.77%
 .........................................................................................
 CVO Greater China Fund++                 -17.65%          -13.69%           -13.00%

         Returns represent US Dollar with dividends reinvested as reported except where noted below. Past performance is no guarantee of future results.

         *Index returns do not reflect the deduction of any fees or commissions. Returns reported with dividends reinvested for all periods except 11/19/96 through 12/31/96 when dividend information is unavailable but estimated based on historical yields. Data Source: Morgan Stanley Capital International
         (MSCI).(1)

         **Market capitalization weighted composite index composed of China Free, Singapore Free, and Hong Kong markets and 25% of Taiwan market, in accordance with limitations on non-Taiwan investors. Returns reported with dividends reinvested except for the period 11/19/96 through 11/30/96 when dividend information is unavailable. Index returns do not reflect the deduction of any fees or commissions. Data Source: MSCI(1)

         +Data Source: Lipper Analytical Services Inc.(1)

         ++CVO Greater China Fund performance is net of all fees and expenses.

Further pressure was placed on the Asian equity markets in general and the Greater China markets in particular as the financial crisis in Korea came to a head in November and early December. An IMF rescue package of $57 billion was finally announced, and the Government of Korea and its new President-elect have stated their willingness to comply with IMF economic reform requirements. South Korea's problems are, like those of Thailand, highly specific to its individual circumstances, and it represents the final "tiger" to fall. The market pressure was exacerbated by weak economic growth in Japan and concern over the Japanese financial system.

---------------

(1)The performance of the Fund is compared to the Morgan Stanley Capital International Pacific Free ex-Japan Index, which is one of the closest publicly available matches to the markets in which the Fund invests. The Advisors have also included the Greater China Composite Index, which is a market weighted index comprised of the four MSCI indices for the markets in which the Fund invests. In addition, the median Lipper China Region fund is included for comparative purposes.

--------------------------------------------------------------------------------

Following the first peaceful transfer of leadership in China, the Chinese Government must begin a major reform of state owned enterprises and the bank sector if continued high economic growth is to be maintained. The Government has committed itself to such a reform and the signaling of Zhu Rongji, the leader of economic reform in China, as the next prime minister underlines this commitment. In our view, the Hong Kong dollar will be defended by both the Hong Kong Monetary Authority and the Government of China. Stability in Hong Kong is a vital interest for China. The critical reform of state owned enterprises and the Chinese banking sector require an effective stable capital market in Hong Kong which would be severely disrupted by permitting the Hong Kong dollar peg to be broken.

In this period of extreme volatility, the projected GDP growth rate for China, which is the engine of growth for the region, is 8%. In this context, our earnings forecast remains on track while the market has repriced equity valuations. The current equity holdings of the CVO Greater China Fund have a projected earnings growth rate of slightly under 20% with a projected P/E ratio of approximately 11.

CVO Greater China Partners

                          CVO GREATER CHINA FUND, INC.

---------------------------------------------------------------

The following graph represents the total return based on a $250,000 investment made in the CVO Greater China Fund at the trading commencement date of November 19, 1996 and held through October 31, 1997 as well as the performance of the MSCI Pacific Free ex-Japan Index over the same period. In addition, to provide a comparison to the overall performance of the regions in which the Fund invests, the graph below includes a market capitalization weighted composite of the return of the four MSCI Indicies for the markets in which the Fund invests. Certain fees on the Fund were waived during the period shown. Had they not been waived, returns would have been lower.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MSCI AC PACIFIC FREE EX-JAPAN INDEX  GREATER CHINA COMPOSITE INDEX    CVO GREATER CHINA FUND
11/19/96                              $250,000                        $250,000                  $250,000
12/31/96                               247,606                         257,089                   252,000
3/31/97                                239,273                         239,380                   245,750
6/30/97                                253,513                         276,764                   275,500
9/30/97                                215,015                         261,322                   264,000
10/31/97                               168,786                         195,416                   217,500

            Past performance is not predictive of future performance

Investment return and principle value will fluctuate with market conditions. When shares of the Fund are redeemed they may be worth more or less than their original cost.

                             CVO GREATER CHINA FUND

---------------------------------------------------------------
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 1997

                                                                                 SHARES OR
                                                                                 PRINCIPAL     MARKET
                                                                                  AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (82.9%)
  APPLIANCES & HOUSEHOLD GOODS (2.0%)
    CHINA (2.0%)
      Guangdong Kelon Electrical Holdings Co..................................     230,000   $   291,610
      Wuxi Little Swan Class B................................................     134,700       153,355
                                                                                             -----------
                                                                                                 444,965
                                                                                             -----------
  AUTOMOTIVE (2.2%)
    CHINA (2.2%)
      Qingling Motors Co......................................................     752,000       491,313
                                                                                             -----------
  BANKING & FINANCIAL SERVICES (5.9%)
    HONG KONG (1.6%)
      Dao Heng Bank Group Ltd.................................................      60,000       138,172
      JCG Holdings Ltd........................................................     354,000       156,860
      Manhattan Card Co., Ltd.................................................     244,000        54,927
                                                                                             -----------
                                                                                                 349,959
                                                                                             -----------
    SINGAPORE (3.1%)
      Keppel Bank.............................................................     100,000       163,380
      Oversea Chinese Banking Corp -- Foreign Shares..........................      48,800       271,452
      Overseas Union Bank Ltd. -- Foreign Shares..............................      74,800       249,647
                                                                                             -----------
                                                                                                 684,479
                                                                                             -----------
    TAIWAN (1.2%)
      Bank Sinopac*...........................................................     126,000        91,638
      United World Chinese Commercial Bank....................................      86,000       161,231
                                                                                             -----------
                                                                                                 252,869
                                                                                             -----------
                                                                                               1,287,307
                                                                                             -----------
  BEVERAGES (0.5%)
    CHINA (0.5%)
      Super Coffeemix Manufacturing Ltd.......................................     526,500       120,494
                                                                                             -----------
  BUILDING MATERIALS (2.4%)
    CHINA (0.8%)
      Shenzhen Fangda Co., Ltd., Class B......................................     138,520       185,482
                                                                                             -----------
    TAIWAN (1.6%)
      Chia Hsin Cement........................................................     135,000        89,892
      Pacific Construction Co.................................................     385,500       240,494
                                                                                             -----------
                                                                                                 330,386
                                                                                             -----------
                                                                                                 515,868
                                                                                             -----------
  COMMERCIAL SERVICES (1.4%)
    CHINA (1.4%)
      Cosco Pacific Ltd.......................................................     262,000       305,065
                                                                                             -----------
  COMPUTER SERVICES (0.8%)
    SINGAPORE (0.8%)
      Informatico Holdings....................................................     440,000       181,816
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND

---------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1997

                                                                                 SHARES OR
                                                                                 PRINCIPAL     MARKET
                                                                                  AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  COMPUTERS (6.6%)
    HONG KONG (3.8%)
      ASM Pacific Technology Ltd..............................................     302,000   $   226,612
      Founder Hong Kong Ltd...................................................     469,200       370,286
      Wong's International Holdings Ltd.......................................     934,000       236,838
                                                                                             -----------
                                                                                                 833,736
                                                                                             -----------
    SINGAPORE (2.8%)
      Acer Computer International Ltd.........................................      70,000        82,600
      CSA Holding Ltd.........................................................     284,000       160,684
      Elec & Eltek International Co., Ltd.....................................      43,000       309,601
      Natsteel Electronics*...................................................      40,000        58,740
                                                                                             -----------
                                                                                                 611,625
                                                                                             -----------
                                                                                               1,445,361
                                                                                             -----------
  CONGLOMERATES (9.8%)
    HONG KONG (9.8%)
      China Overseas Land & Investment........................................     686,000       237,409
      Citic Pacific Ltd.......................................................      83,000       397,309
      First Pacific Co., Ltd..................................................     325,000       204,978
      Guangdong Investment Co.................................................     439,000       279,717
      Hutchison Whampoa Ltd...................................................      78,000       539,879
      Jardine Matheson Holdings Ltd...........................................      36,000       230,400
      Swire Pacific Ltd. -- A Shares..........................................      49,000       261,815
                                                                                             -----------
                                                                                               2,151,507
                                                                                             -----------
  DISTRIBUTION (5.2%)
    CHINA (4.0%)
      China Hong Kong Photo Products Holding, Ltd.............................     868,000       218,979
      Four Seas Mercantile Holdings Ltd.......................................     708,000       375,548
      Li & Fung Ltd...........................................................     276,000       276,732
                                                                                             -----------
                                                                                                 871,259
                                                                                             -----------
    SINGAPORE (1.2%)
      Thakral Corporation Ltd.................................................     445,000       267,000
                                                                                             -----------
                                                                                               1,138,259
                                                                                             -----------
  ELECTRIC EQUIPMENT (3.1%)
    CHINA (3.1%)
      Clipsal Industries Ltd..................................................     126,000       326,340
      GP Batteries International Ltd..........................................     121,000       353,841
                                                                                             -----------
                                                                                                 680,181
                                                                                             -----------
  ELECTRONICS (2.4%)
    HONG KONG (2.4%)
      Techtronic..............................................................     346,000        63,564
      Varitronix International Ltd............................................     128,000       211,967
      VTech Holdings Ltd......................................................     123,000       240,288
                                                                                             -----------
                                                                                                 515,819
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND

---------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1997

                                                                                 SHARES OR
                                                                                 PRINCIPAL     MARKET
                                                                                  AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  FOOD (7.1%)
    HONG KONG (3.7%)
      Guangnan Holdings Ltd...................................................     391,713   $   359,812
      Ng Fung Hong............................................................     164,000       153,826
      Tingyi (Cayman Islands) Holdings Co.....................................   1,790,000       301,054
                                                                                             -----------
                                                                                                 814,692
                                                                                             -----------
    SINGAPORE (2.4%)
      Delifrance Asia Ltd.....................................................     224,000       247,778
      Want Want Holdings Ltd.*................................................     137,000       274,000
                                                                                             -----------
                                                                                                 521,778
                                                                                             -----------
    TAIWAN (1.0%)
      President Enterprises Corp..............................................     184,400       211,598
                                                                                             -----------
                                                                                               1,548,068
                                                                                             -----------
  HOME FURNISHINGS (2.4%)
    HONG KONG (1.6%)
      Ta Fu...................................................................   1,568,000       355,004
                                                                                             -----------
    SINGAPORE (0.8%)
      Roly International Holdings Ltd.........................................     561,000       179,520
                                                                                             -----------
                                                                                                 534,524
                                                                                             -----------
  IRON/STEEL (1.4%)
    TAIWAN (1.4%)
      China Steel.............................................................     156,000       119,508
      China Steel Corp ADR (144A)*............................................       7,000       102,725
      Yieh Phui Enterprise....................................................     149,750        83,740
                                                                                             -----------
                                                                                                 305,973
                                                                                             -----------
  MACHINERY & EQUIPMENT (1.2%)
    CHINA (1.2%)
      Shanghai Zhenhua Port Machinery Co., Ltd., Class B*.....................     254,000       172,720
      Wafangdian Bearing Group Co., Ltd., Class B*............................     184,000        94,029
                                                                                             -----------
                                                                                                 266,749
                                                                                             -----------
  MEDICAL SUPPLIES (0.8%)
    CHINA (0.8%)
      China Pharmaceutical Enterprises & Investment Corp......................   1,085,000       174,060
                                                                                             -----------
  PACKAGING/CONTAINERS (1.3%)
    HONG KONG (1.3%)
      Sinocan Holdings Ltd....................................................     818,000       288,382
                                                                                             -----------
  PAPER PRODUCTS (0.5%)
    HONG KONG (0.5%)
      Climax International Co.................................................     900,000       107,122
                                                                                             -----------
  PLASTICS (1.9%)
    TAIWAN (1.9%)
      China Synthetic Rubber Co...............................................     184,750       182,737
      Formosa Plastic Corp....................................................     142,690       226,924
                                                                                             -----------
                                                                                                 409,661
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND

---------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1997

                                                                                 SHARES OR
                                                                                 PRINCIPAL     MARKET
                                                                                  AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  POWER ELECTRIC & UTILITIES (2.8%)
    CHINA (0.5%)
      Shandong Huaneng Power Co., Ltd. ADR....................................      14,000   $   104,125
                                                                                             -----------
    HONG KONG (2.3%)
      Beijing Datang*.........................................................     366,000       184,669
      Hong Kong & China Gas Co., Ltd..........................................     171,400       323,752
                                                                                             -----------
                                                                                                 508,421
                                                                                             -----------
                                                                                                 612,546
                                                                                             -----------
  REAL ESTATE (7.2%)
    HONG KONG (5.8%)
      Cheung Kong (Holdings) Ltd..............................................      57,000       396,371
      China Resources Enterprises Ltd.........................................     158,000       433,353
      Hongkong Land Holdings Ltd..............................................      60,000       136,800
      New World Development Co., Ltd..........................................      84,000       295,595
                                                                                             -----------
                                                                                               1,262,119
                                                                                             -----------
    SINGAPORE (1.4%)
      City Developments Ltd...................................................      50,000       209,787
      Keppel Land Ltd.........................................................      75,000       104,894
                                                                                             -----------
                                                                                                 314,681
                                                                                             -----------
                                                                                               1,576,800
                                                                                             -----------
  RETAIL (7.6%)
    CHINA (0.7%)
      Inner Mongolia Erdos Cashmere Products Co., Ltd.........................     266,000       152,684
                                                                                             -----------
    HONG KONG (4.9%)
      Esprit Asia Holdings Ltd................................................     744,000       264,700
      Glorious Sun Enterprises................................................   1,346,000       348,276
      Jusco Stores (HK) Co....................................................   1,102,000       225,262
      Sa Sa International Holdings Ltd........................................   1,366,000       243,881
                                                                                             -----------
                                                                                               1,082,119
                                                                                             -----------
    TAIWAN (2.0%)
      Far Eastern Department Stores...........................................     272,386       261,494
      Mercuries & Associates..................................................     114,000       172,454
                                                                                             -----------
                                                                                                 433,948
                                                                                             -----------
                                                                                               1,668,751
                                                                                             -----------
  TELECOMMUNICATIONS (0.7%)
    HONG KONG (0.7%)
      China Telecom*..........................................................     100,000       159,777
                                                                                             -----------
  TRANSPORTATION (5.7%)
    CHINA (3.7%)
      Guangshen Railway Co., Ltd..............................................     666,000       206,792
      Jiangsu Express Co., Ltd.*..............................................     972,000       223,839
      Shenzhen Expressway Co.*................................................   1,816,000       390,007
                                                                                             -----------
                                                                                                 820,638
                                                                                             -----------
    HONG KONG (1.7%)
      New World Infrastructure Ltd............................................     183,000       362,236
                                                                                             -----------
    TAIWAN (0.3%)
      Yang Ming Marine Transport..............................................      96,000        64,854
                                                                                             -----------
                                                                                               1,247,728
                                                                                             -----------
            TOTAL COMMON STOCKS (COST $21,951,351)............................                18,178,096
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND

---------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1997

                                                                                 SHARES OR
                                                                                 PRINCIPAL     MARKET
                                                                                  AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (0.2%)
  TRANSPORTATION (0.2%)
    HONG KONG (0.2%)
      New World Infrastructure, 5%, 7/15/01, (144A)...........................  $   50,000   $    47,125
                                                                                             -----------
            TOTAL CORPORATE BONDS (COST $62,875)..............................                    47,125
                                                                                             -----------
            TOTAL INVESTMENTS (COST $22,014,226) (a) (83.1%)..................                18,225,221
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (16.9%)............                 3,703,639
                                                                                             -----------
            TOTAL NET ASSETS (100.0%).........................................               $21,928,860
                                                                                             -----------
                                                                                             -----------

---------------
 * Denotes non-income producing security.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized depreciation.......................................................  $(4,495,058)
Unrealized appreciation.......................................................      706,053
                                                                                -----------
Net unrealized depreciation...................................................  $(3,789,005)

(144A) Security restricted as to resale to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

--------------------------------------------------------------------------------

ASSETS:
  Investments, at market value (cost $22,014,226)...........................  $ 18,225,221
  Cash......................................................................     4,664,259
  Foreign currency (cost $81,889)...........................................        76,364
  Interest and dividend receivable..........................................        39,199
  Unamortized organization expense..........................................       164,467
  Other assets..............................................................         8,358
                                                                              ------------
    Total Assets............................................................                $ 23,177,868
LIABILITIES:
  Payable for investment securities purchased...............................     1,195,319
  Audit fees payable........................................................        19,987
  Custody fees payable......................................................         6,400
  Other payables and accrued expenses.......................................        27,302
                                                                              ------------
    Total Liabilities.......................................................                   1,249,008
                                                                                            ------------
NET ASSETS..................................................................                $ 21,928,860
                                                                                            ------------
                                                                                            ------------
NET ASSETS CONSIST OF:
  Shares of capital stock, $0.001 par value per share, 2,519,829 issued and
   outstanding (Note 5).....................................................  $      2,520
  Additional paid-in capital................................................    25,700,044
  Accumulated undistributed net investment income...........................         7,557
  Accumulated net realized gain on investments and foreign currency
   transactions.............................................................        13,269
  Net unrealized depreciation of investments and foreign currency
   translations.............................................................    (3,794,530)
                                                                              ------------
NET ASSETS..................................................................                $ 21,928,860
                                                                                            ------------
                                                                                            ------------
CLASS I SHARES:
  NET ASSETS................................................................                $ 21,885,405
                                                                                            ------------
                                                                                            ------------
  SHARES OF CAPITAL STOCK OUTSTANDING.......................................                   2,514,829
                                                                                            ------------
                                                                                            ------------
  NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE).......                       $8.70
                                                                                            ------------
                                                                                            ------------
CLASS II SHARES:
  NET ASSETS................................................................                     $43,455
                                                                                            ------------
                                                                                            ------------
  SHARES OF CAPITAL STOCK OUTSTANDING.......................................                       5,000
                                                                                            ------------
                                                                                            ------------
  NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE).......                       $8.69
                                                                                            ------------
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                            STATEMENT OF OPERATIONS
        FOR THE PERIOD FROM NOVEMBER 19, 1996* THROUGH OCTOBER 31, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................................  $   96,242
  Dividends (net of foreign tax withholding of $11,125).....................     171,920
                                                                              ----------
                                                                                          $    268,162
EXPENSES:
  Advisory (Note 3).........................................................     123,914
  Administration (Note 3)...................................................      14,870
  Fund accounting (Note 3)..................................................      34,907
  Transfer Agent (Note 3)...................................................       4,021
  Shareholder servicing (Note 3)............................................         123
  Custodian.................................................................      48,524
  Registration and filing fees..............................................      36,336
  Amortization of organization expenses.....................................      38,950
  Audit.....................................................................      19,987
  Directors.................................................................      17,048
  Insurance.................................................................      12,938
  Miscellaneous.............................................................      18,908
                                                                              ----------
    Total expenses before waivers/reimbursements............................                   370,526
    Less expenses waived/reimbursed (Note 3)................................                  (173,080)
                                                                                          ------------
    Net expenses............................................................                   197,446
                                                                                          ------------
NET INVESTMENT INCOME.......................................................                    70,716
                                                                                          ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions.............................      13,269
  Net realized loss on foreign currency transactions........................     (63,159)
  Net change in unrealized depreciation on investments......................  (3,789,005)
  Net change in unrealized depreciation on foreign currency translations....      (5,525)
                                                                              ----------
Net realized and unrealized losses on investments and foreign currency
   transactions.............................................................                (3,844,420)
                                                                                          ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................              $ (3,773,704)
                                                                                          ------------
                                                                                          ------------

---------------
* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
        FOR THE PERIOD FROM NOVEMBER 19, 1996* THROUGH OCTOBER 31, 1997

--------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................................  $     70,716
  Net realized loss on investments and foreign currency transactions........       (49,890)
  Net unrealized depreciation of investments and foreign currency
   translations.............................................................    (3,794,530)
                                                                              ------------
  Net decrease in net assets resulting from operations......................    (3,773,704)
                                                                              ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Proceeds from shares issued...............................................    26,880,923
  Cost of shares redeemed...................................................    (1,278,389)
                                                                              ------------
  Net increase in net assets from capital share transactions................    25,602,534
                                                                              ------------
  Total increase in net assets..............................................    21,828,830

NET ASSETS
  Beginning of period.......................................................       100,030
                                                                              ------------
  End of period (including $7,557 of undistributed net investment income)...  $ 21,928,860
                                                                              ------------
                                                                              ------------

---------------
* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                              FINANCIAL HIGHLIGHTS
        FOR THE PERIOD FROM NOVEMBER 19, 1996* THROUGH OCTOBER 31, 1997

--------------------------------------------------------------------------------

CLASS I SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $   10.00
                                                                                             ---------
  Net investment income....................................................................       0.03
  Net realized and unrealized loss.........................................................      (1.33)
                                                                                             ---------
  Total from investment operations.........................................................      (1.30)
                                                                                             ---------
NET ASSET VALUE, END OF PERIOD.............................................................  $    8.70
                                                                                             ---------
                                                                                             ---------
TOTAL RETURN...............................................................................     (13.00)%(a)
RATIOS/ SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).................................................  $  21,885
Ratios to average net assets:
  Expenses**...............................................................................       2.00%(b)
  Net investment income....................................................................       0.71%(b)
PORTFOLIO TURNOVER RATE(c).................................................................          8%
AVERAGE COMMISSION RATE(d).................................................................  $ 0.00457
CLASS II SHARES
NET ASSET VALUE, BEGINNING OF PERIOD.......................................................  $   10.00
                                                                                             ---------
  Net investment income....................................................................       0.05
  Net realized and unrealized loss.........................................................      (1.36)
                                                                                             ---------
  Total from investment operations.........................................................      (1.31)
                                                                                             ---------
NET ASSET VALUE, END OF PERIOD.............................................................  $    8.69
                                                                                             ---------
                                                                                             ---------
TOTAL RETURN...............................................................................     (13.10)%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).................................................  $      43
Ratios to average net assets:
  Expenses**...............................................................................       2.00%(b)
  Net investment income....................................................................       0.55%(b)
PORTFOLIO TURNOVER RATE(c).................................................................          8%
AVERAGE COMMISSION RATE(d).................................................................  $ 0.00457

---------------
 * Commencement of operations.
 ** During the period, certain fees were voluntarily reduced and/ or reimbursed.
    If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been 3.73% and 3.75%, annualized for Class I and Class II Shares, respectively.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

CVO Greater China Fund, Inc. (the "Fund") was incorporated in Maryland on September 2, 1994. Its operations through November 19, 1996 were limited to the organization, registration, and the issuance of 5,003 shares of Class I and 5,000 shares of Class II to the Fund's administrator. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund operates as a non-diversified, no-load, open-end, management investment company and offers two classes of shares: Class I Shares, which are offered to institutional investors, and Class II Shares, which are offered to non-institutional investors. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that Class II Shares are expected to bear additional shareholder servicing expenses.

The Fund seeks to provide investors with capital appreciation and income generation from investment in publicly-traded equity securities of companies which, in the opinion of the Adviser, will benefit from the economic development and growth of the People's Republic of China, Hong Kong, Taiwan and Singapore (collectively, the "Greater China Region").

CVO Greater China Partners, L.P. (the "Adviser") serves as the Fund's investment adviser. BISYS Fund Services Limited Partnership ("BISYS"), serves as the Fund's administrator. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Fund's shares. BISYS Fund Services, Inc. serves as fund accountant and transfer agent of the Fund. BISYS, the Distributor, and BISYS Fund Services, Inc. are each a wholly-owned subsidiary of The BISYS Group, Inc.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS
Equity securities for which the primary market is outside the U.S. are valued using the closing price or the last sale price. Equity securities for which the primary market is the U.S. are valued using the closing price or the last sale price. Short-term obligations having maturities of 60 days or less are valued at amortized cost as reflecting fair value, and if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by, or under the direction of, the Fund's Board of Directors. Securities quoted in foreign currencies initially are valued in the currency in which they are denominated and then are translated into U.S. dollars at the prevailing foreign exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME
The Fund records securities transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium is accrued daily. Dividend income is recognized on the ex- dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

MULTIPLE CLASS ALLOCATIONS
The investment income and expenses of the Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS
Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized over a sixty-month period, beginning with the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from the Fund's net investment income, if any, are declared and paid at least annually. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences

                          CVO GREATER CHINA FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------
do not require a reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

As of October 31, 1997, the following reclassifications have been made to increase (decrease) such accounts:

                                                     ACCUMULATED NET REALIZED
                          ACCUMULATED UNDISTRIBUTED       GAIN/(LOSS) ON
                            NET INVESTMENT INCOME           INVESTMENTS
                          -------------------------  -------------------------
                                  $ (63,159)                 $  63,159

FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

REPURCHASE AGREEMENTS
The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement (the "Investment Advisory Agreement") with the Adviser. Pursuant to the terms of the Investment Advisory Agreement, the Adviser is entitled to a fee that is calculated daily and paid monthly on the average daily net assets of the Fund at the annual rate of 1.25%. For the period ended October 31, 1997, the Adviser earned and waived fees of $123,914.

Prior to January 1, 1997, Furman Selz LLC ("Furman Selz") provided the Fund with administrative, fund accounting, shareholder servicing, dividend disbursing and transfer agency services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement were subject to the supervision of the Fund's Board of Directors and officers and included the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Fund paid Furman Selz a monthly fee for its services which on an annualized basis did not exceed 0.15% of the average daily net assets of the Fund. From November 19, 1996 to December 31, 1996, Furman Selz earned and waived fees of $798.

As Administrator, Furman Selz provided the Fund with fund accounting and related services. For these services, Furman Selz was paid a fee of $2,500 per month. From November 19, 1996 to December 31, 1996, Furman Selz earned fees, including reimbursement of out of pocket expenses, of $3,939.

Furman Selz served as Shareholder Servicing Agent for the Fund. The fees paid to Furman Selz were based on the Fund's net assets attributable to the Class II Shares, reflecting the higher cost of servicing the holders of said shares. Furman Selz received a monthly shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of the Fund attributable to the Class II Shares. This fee was allocated to Class II Shares

                          CVO GREATER CHINA FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------
only, as payment for answering inquiries and requests for Fund information by Class II shareholders. From November 19, 1996 to December 31, 1996, no shareholder servicing fees were incurred.

Furman Selz acted as transfer agent for the Fund and received reimbursement of certain expenses plus a per account fee of $15 per year. From November 19, 1996 to December 31, 1996, Furman Selz earned fees of $2,146.

On October 1, 1996, the Fund entered into agreements with BISYS pursuant to which BISYS performs the administration services described above and BISYS Fund Services, Inc. performs the accounting, shareholder servicing and transfer agency services described above on substantially similar terms. BISYS also acquired from Furman Selz its interest in the Distributor. The agreements became effective on January 1, 1997.

From January 1, 1997 to October 31, 1997, BISYS earned administration fees of $14,072. During the same period, BISYS Fund Services, Inc. earned fund accounting, transfer agent, and shareholder servicing fees amounting to $30,968, $1,875, and $123, respectively. During the same period, BISYS waived all administration and shareholder servicing fees for the Fund.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. Under the Plan of Distribution, the Fund is authorized to spend up to 0.25% of its average daily net assets of the Fund solely attributable to Class II Shares for the purpose of compensating the Distributor for activities primarily intended to result in the sales of Class II Shares. The Plan of Distribution provides that the Fund will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. For the period ended October 31, 1997, no distribution costs were incurred.

The Adviser has voluntarily agreed to limit the expense ratio for the Fund at 2.00%. In order to maintain this ratio, the Adviser has waived its advisory fee and has agreed to reimburse the Fund $34,173.

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended October 31, 1997, the cost of purchases and the proceeds from sales of the Fund's portfolio securities (excluding short-term investments), amounted to $22,678,888 and $679,150, respectively for the Fund. The cost of securities is substantially the same for Federal income tax purposes as it is for financial reporting purposes.

NOTE 5 -- CAPITAL STOCK TRANSACTIONS

The Fund's Articles of Incorporation permit the Fund to issue ten billion shares (par value $0.001). The Class II Shares have had no operations other than those actions relating to organizational matters. Prior to commencement of operations, 5,000 shares had been issued to the Fund's administrator. Transactions in shares of common stock for Class I Shares for the period ended October 31, 1997, were as follows:

                                                           CLASS I SHARES
                                                      ------------------------
                                                        SHARES       AMOUNT
                                                      -----------  -----------
Shares issued.......................................    2,625,247  $26,880,923
Shares redeemed.....................................     (115,421)  (1,278,389)
                                                      -----------  -----------
Net increase........................................    2,509,826  $25,602,534
                                                      -----------  -----------
                                                      -----------  -----------

NOTE 6 -- OTHER MATTERS

The Fund invests primarily in the Greater China Region. Investments are made in obligations of foreign entities and securities denominated in foreign currencies that involve risk not typically involved in domestic investments. Such risks include fluctuations in the foreign exchange rates, potential inability to convert proceeds into U.S. dollars, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign markets and issuers.

                 (This page has been left blank intentionally.)

                       REPORT OF INDEPENDENT ACCOUNTANTS

---------------------------------------------------------------

To the Shareholders
and Board of Directors of
CVO Greater China Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CVO Greater China Fund, Inc. (the "Fund") at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period November 19, 1996 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 11, 1997

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

20